Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

(20) Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Supplemental cash flow information:
Interest paid, net of capitalized interest	$348,455	$282,750	$291,936
Taxes paid	1,710	1,765	2,280
Capitalized interest	26,402	21,664	25,917
Supplemental schedule of non-cash investing activities:
Loan received upon real estate disposition	—	21,519	1,001
Accrued construction costs	11,525	3,558	3,253
Settlement of loans receivable as consideration for the HCR ManorCare Acquisition	1,990,406	—	—
Supplemental schedule of non-cash financing activities:
Secured debt obtained in purchase of participation in secured loan receivable	—	—	425,042
Restricted stock issued	—	224	305
Vesting of restricted stock units	228	276	194
Cancellation of restricted stock	35	52	53
Conversion of non-managing member units into common stock	3,456	6,135	23,045
Non-managing member units issued in connection with acquisitions	—	9,267	—
Mortgages included in the consolidation of HCP Ventures II	635,182	—	—
Mortgages assumed with real estate acquisitions	57,869	30,299	—
Unrealized gains (losses), net on available for sale securities and derivatives designated as cash flow hedges	(9,763)	(59)	82,995

        See additional information regarding supplemental non-cash financing activities related to of the HCR ManorCare Acquisition in Notes 3 and 7 and HCP Ventures II purchase in Note 8.